Unaudited Condensed Consolidated Interim Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment, net	$ 91,825	$ 73,965
Right-of-use assets, net	40,771	39,013
Goodwill	5,791	5,791
Intangible assets, net	39,158	32,208
Investments in joint ventures	2,079	1,505
Other financial assets	6,111	210
Deferred tax assets, net	7,010	6,974
Other assets	2,424	3,078
Total non-current assets	195,169	162,744
Current assets
Cash	11,538	43,003
Trade and other receivables, net	136,541	129,602
Inventories, net	103,475	96,833
Amounts owed by related parties, net	2,226	2,474
Current tax assets, net	30,826	21,187
Other current assets	2,518	4,344
Other financial assets	8,429
Total current assets	295,553	297,443
Total assets	490,722	460,187
Equity (Deficit)
Share capital	1,011	1,011
Share premium	377,677	377,677
Reserves	50,082	45,743
Accumulated deficit	(362,432)	(391,513)
Accumulated other comprehensive loss	(33,376)	(33,859)
Equity (deficit) attributable to owners of the company	32,962	(941)
Non-controlling interest	(935)	(937)
Total equity (deficit)	32,027	(1,878)
Non-Current liabilities
Borrowings	169,635	28,410
Warrant liabilities	4,461	10,916
Shares held in escrow	30,399	40,064
Deferred tax liabilities, net	3,400	7,821
Other liabilities	6,917	6,480
Total non-current liabilities	214,812	93,691
Current liabilities
Borrowings	118,684	257,525
Derivative financial liabilities	2,473
Trade and other payables	85,970	90,187
Amounts owed to related parties	3,922	2,914
Current tax liabilities, net	21,841	6,133
Provisions	195	138
Other liabilities	10,798	11,477
Total current liabilities	243,883	368,374
Total liabilities and stockholders’ equity (deficit)	$ 490,722	$ 460,187